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              UNITED STATES SECURITIES            ------------------------------
              AND EXCHANGE COMMISSION                       OMB APPROVAL
              WASHINGTON, D.C. 20549              ------------------------------
                                                   OMB Number:        3235-0456
                      FORM 24F-2                   Expires:     August 31, 2000
          ANNUAL NOTICE OF SECURITIES SOLD         Estimated average burden
                PURSUANT TO RULE 24f-2             hours per response........ 1
                                                  ------------------------------

         READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.   Name and address of issuer:  The Value Line Cash Fund, Inc.
                                  220 E 42nd Street
                                  New York, N.Y. 10017

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2.   The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
     or classes):                                                   / /
                                   Common Stock - Par Value $.10
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3.   Investment Company Act File Number: 811-2898


     Securities Act File Number: 2-71066

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4(a). Last day of fiscal year for which this Form is filed:

                                            December 31, 2000
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4(b). / /    Check box if this Form is being filed late (I.E., more than
             90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
      REGISTRATION FEE DUE.
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4(c). / /    Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fee:
     (i) Aggregate sale price of securities
         sold during the fiscal year pursuant                     $2,403,259,055
         to section 24(f):                                        --------------

    (ii) Aggregate price of securities redeemed   $2,410,406,920
         or repurchased during the fiscal year:   --------------

   (iii) Aggregate price of securities
         redeemed or repurchased during any
         PRIOR fiscal year ending no earlier
         than October 11, 1995 that were not
         previously used to reduce registration   $  66,053,625
         fees payable to the Commission:          -------------

    (iv) Total available redemption
         credits [add Items 5(ii) and 5(iii)]:                   -$2,476,460,545
     (v) Net sales -- if Item 5(i) is greater                     --------------
         than Item 5(iv) [subtract Item 5(iv)                     $     -0-
         from Item 5(i)]:                                         --------------

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    (vi) Redemption credits available for use
         in future years -- if Item 5(i) is
         less than Item 5(iv) [subtract Item      $  (73,201,490)
         5(iv) from Item 5(i)]:                   ---------------
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   (vii) Multiplier for determining                      x -0-
         registration fee(See Instruction C.9):   ---------------

  (viii) Registration fee due [multiply                  = -0-
         Item 5(v) by Item 5(vii)] (enter "0"     ---------------
         if no fee is due):                       ---------------

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
           -0-      . If there is a number of shares or other units that were
     ---------------
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
     in future fiscal years, then state that number here:      -0-    .
                                                         -------------
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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                            + $    -0-
                                                              ---------------


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8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                            = $     -0-
                                                              ---------------
                                                              ---------------


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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

     Method of Delivery:

                / /  Wire Transfer
                / /  Mail or other means

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                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* Joseph Van Dyke - Assistant Treasurer
                         ---------------------------------------
                         ---------------------------------------

Date  March 2, 2001
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*Please print the name and title of the signing officer below the signature.